Income Tax Expense - Details of Temporary Differences, Unused Tax Loss Carryforwards and Unused Tax Credits Carryforwards Which are Not Recognized as Deferred Tax Assets (Detail) - KRW (₩)
₩ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Investments in subsidiaries, associates and joint ventures	₩ 713,493	₩ 481,135
Unused tax loss carryforwards	99,525	126,553
Loss allowance [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary differences	79,201	77,433
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary differences	₩ 51,394	₩ 103,405